Acquisitions - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	6 Months Ended				1 Months Ended			1 Months Ended						0 Months Ended	1 Months Ended					1 Months Ended		1 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended	6 Months Ended			0 Months Ended		0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jan. 31, 2012	Feb. 28, 2012 Teekay LNG-Marubeni Joint Venture [Member]	Jun. 30, 2013 Teekay LNG-Marubeni Joint Venture [Member]	Dec. 31, 2012 Teekay LNG-Marubeni Joint Venture [Member]	Feb. 28, 2012 Teekay LNG-Marubeni Joint Venture [Member] Minimum [Member]	Feb. 28, 2012 Teekay LNG-Marubeni Joint Venture [Member] Maximum [Member]	Feb. 28, 2012 Teekay LNG-Marubeni Joint Venture [Member] Secured Debt [Member]	Feb. 28, 2012 Teekay LNG-Marubeni Joint Venture [Member] Shareholders' Equity [Member]	Jul. 31, 2013 Subsequent Event [Member] Vessel	Jun. 30, 2013 Subsequent Event [Member] Teekay LNG-Marubeni Joint Venture [Member]	Nov. 01, 2012 Exmar LPG BVBA [Member] Vessel	Feb. 28, 2013 Exmar LPG BVBA [Member]	Jun. 30, 2013 Exmar LPG BVBA [Member]	Nov. 01, 2012 Exmar LPG BVBA [Member] Vessel	Nov. 01, 2012 Exmar LPG BVBA [Member] 2014 and 2016 [Member] Vessel	Nov. 01, 2012 Exmar LPG BVBA [Member] July 2013 [Member] Vessel	Feb. 28, 2012 Teekay LNG [Member] Vessel	Jun. 30, 2013 Teekay LNG [Member]	Feb. 28, 2012 Teekay LNG [Member] Teekay LNG-Marubeni Joint Venture [Member]	Feb. 28, 2012 Teekay LNG [Member] Teekay LNG-Marubeni Joint Venture [Member] Secured Debt [Member]	Feb. 28, 2012 Teekay LNG [Member] Teekay LNG-Marubeni Joint Venture [Member] Shareholders' Equity [Member]	Jun. 30, 2013 Voyageur Spirit [Member]	Apr. 13, 2013 Voyageur Spirit [Member]	May 02, 2013 Voyageur Spirit [Member]	Jun. 30, 2013 Voyageur Spirit [Member]	May 02, 2013 Voyageur Spirit [Member]	Nov. 30, 2011 Voyageur Spirit [Member] Minimum [Member]	Jun. 30, 2013 Voyageur Spirit [Member] Maximum [Member]	Nov. 30, 2011 Voyageur Spirit [Member] Maximum [Member]	Nov. 30, 2011 Voyageur Spirit [Member] Capital Addition Purchase Commitments [Member]
Business Acquisition [Line Items]
Acquisition cost					$ 1,300,000,000					$ 1,060,000,000	$ 266,000,000																						$ 94,000,000
Assumed debt																									230,000,000			230,000,000					230,000,000
Outstanding balance of credit facility																																	220,500,000
Purchase price of acquisition																														140,000,000		150,000,000
Charter contract term																										5 years
Acquisition completed date																													May 02, 2013
Excess price paid for the carrying value of non-controlling interest acquired																													35,400,000
Business acquisition initial purchase price																											540,000,000	527,300,000
Charter rate being foregone during period																									17,000,000
Indemnification of revenue loss																															54,000,000
Adjusted purchase price including assumed debt																									297,300,000			297,300,000
Carrying value in excess of fair value																											4,300,000
Common units issued																											1.4
Number of LPG carriers																	19
Number of new building carriers												2						8	2
Number of chartered-in LPG carriers														5
Percentage of ownership in LNG carriers				50.00%	100.00%											50.00%					52.00%
Investments in joint venture	136,413,000	161,209,000													133,100,000							5,800,000		138,200,000
Pro rata share of existing debt and lease obligations															108,000,000
Excess investment over the book value of net assets acquired															6,000,000							303,000,000
Number of vessels																				6
Co-venturer interest in joint venture						48.00%
Percentage of secured debt guaranteed by the Partnership																							52.00%
Restricted cash deposits relating to certain term loans	37,357,000		39,390,000																				30,000,000
Guarantee liability					1,400,000
Carrying value of the guarantee liability						200,000	600,000
Long-term debt	$ 5,743,109,000		$ 5,559,714,000										$ 963,000,000
Debt facilities maturing year								2017	2030